Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders (in thousands, except per share data):

	Three Months Ended September 30,
	2021	2020
Net loss	$(51,325)	$(2,771)
Weighted-average shares outstanding – Basic and Diluted	8,823,458	7,102,536
Net loss per share - Basic and Diluted	$(5.82)	$(0.39)

	Nine Months Ended September 30,
	2021	2020
Net loss	$(296,685)	$(6,200)
Weighted-average shares outstanding – Basic and Diluted	8,458,054	7,099,532
Net loss per share - Basic and Diluted	$(35.08)	$(0.87)

The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020 and 2019 (in thousands, except per share data):

	2020	2019
Net loss	$(30,419)	$(11,467)
Series B Redeemable Convertible Preferred Stock accretion	—	(79)

Net Loss to Common Stockholders	$(30,419)	$(11,546)

Weighted-average shares outstanding – Basic and Diluted	7,108,389	7,043,575

Net loss per share – Basic and Diluted	$(4.28)	$(1.64)

ACON S2 Acquisition Corp [Member]
Schedule of Earnings Per Share, Basic and Diluted

	For the period from July 21, 2020
	(inception) through December 31, 2020
	Class A	Class B
	(restated)
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(2,374,665)	$(919,600)
Denominator:
Basic and diluted weighted average common shares outstanding	16,139,241	6,250,000

Basic and diluted net loss per common share	$(0.15)	$(0.15)

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(3,143,854)	$(785,964)	$(1,180,369)	$(295,092)
Denominator:
Basic and diluted weighted average common shares outstanding	25,000,000	6,250,000	25,000,000	6,250,000

Basic and diluted net loss per common share	$(0.13)	$(0.13)	$(0.05)	$(0.05)

	For the period from July 21, 2020 (inception) through September 30, 2020
	Class A	Class B
	(restated)
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(293,337)	$(484,007)
Denominator:
Basic and diluted weighted average common shares outstanding	3,787,879	6,250,000

Basic and diluted net loss per common share	$(0.08)	$(0.08)